UMB Retirement Master Trust - Schedule of Master Trust and Plan's Interest in Net Assets of Master Trust (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, at fair value:
Total investments	$ 957,000,119	$ 707,526,594
Receivables:
Dividends receivable	80,298
Other	5,665
Total receivables	12,565,680	10,048,490
Cash	3,521
Net assets	$ 969,569,320	717,575,084	$ 615,480,447
Master Trust
Investments, at fair value:
Total investments		777,597,721
Receivables:
Dividends receivable		322,230
Other		146
Total receivables		322,376
Cash		5,865
Net assets		777,925,962
Plan's Interest in Master Trust
Investments, at fair value:
Total investments		707,450,139
Receivables:
Dividends receivable		72,755
Other		146
Total receivables		72,901
Cash		3,554
Net assets		707,526,594
Mutual Funds | Master Trust
Investments, at fair value:
Total investments		569,017,347
Mutual Funds | Plan's Interest in Master Trust
Investments, at fair value:
Total investments		569,017,347
UMB Company Stock | Master Trust
Investments, at fair value:
Total investments		91,095,797
UMB Company Stock | Plan's Interest in Master Trust
Investments, at fair value:
Total investments		20,948,215
Money Market Fund | Master Trust
Investments, at fair value:
Total investments		29,916,843
Money Market Fund | Plan's Interest in Master Trust
Investments, at fair value:
Total investments		29,916,843
Collective Investment Trust | Master Trust
Investments, at fair value:
Total investments		87,567,734
Collective Investment Trust | Plan's Interest in Master Trust
Investments, at fair value:
Total investments		$ 87,567,734